FINANCIAL INSTRUMENTS - Hedge accounting (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) $ / $	Dec. 31, 2020 ARS ($) $ / $	Dec. 31, 2019 ARS ($) $ / $	Dec. 31, 2018 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Jan. 20, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Hedge accounting
Annual rate of interest							4.00%
Cash flow hedges | LIBOR Hedges | IFC Loan
Hedge accounting
Notional amount											$ 400
Cash flow hedges | LIBOR Hedges | IIC Loan
Hedge accounting
Notional amount											100
Cash flow hedges | LIBOR Hedges | NDF
Hedge accounting
Notional amount											$ 440
Cash flow hedges | LIBOR Hedges | NDF | Minimum
Hedge accounting
Annual rate of interest											2.085%
Cash flow hedges | LIBOR Hedges | NDF | Maximum
Hedge accounting
Annual rate of interest											2.4525%
Cash flow hedges | LIBOR Hedges | NDF | Other Financial Debt
Hedge accounting
Liabilities recognized during the period	$ 165	$ 696
Cash flow hedges | LIBOR Hedges | NDF | Current Other Financial Debt
Hedge accounting
Liabilities recognized during the period		679	$ 257
Cash flow hedges | LIBOR Hedges | NDF | Non-current Other Financial Debt
Hedge accounting
Liabilities recognized during the period		17	29
Cash flow hedges | LIBOR Hedges | NDF | Debt financial expenses - Interests on financial debt
Hedge accounting
Gains recognized on change in fair value of derivatives			$ 124	$ 286
Losses recognized on change in fair value of derivatives	$ 378	$ 443
Cash flow hedges | Exchange Rate Hedges | NDF
Hedge accounting
Notional amount					$ 473			$ 477		$ 499
Average exchange rate as a result of hedge | $ / $	102.49	87.54	52.50
NDF Agreement, Balance					$ 89			$ 117
Cash flow hedges | Exchange Rate Hedges | NDF | Current Other receivables
Hedge accounting
Current interest receivable									$ 3
Cash flow hedges | Exchange Rate Hedges | NDF | Current Financial Debt
Hedge accounting
Current interest liability						$ 20			$ 99
Cash flow hedges | Exchange Rate Hedges | NDF | Debt financial expenses - Foreign currency exchange losses on financial debts
Hedge accounting
Gains recognized on change in fair value of derivatives			$ 1,467
Losses recognized on change in fair value of derivatives	$ 1,831	$ 2,299